Exhibit 99.1

World Omni Select Auto Trust 2024-A
Monthly Servicer Certificate
August 31, 2024

Dates Covered
Collections Period	08/01/24 - 08/31/24
Interest Accrual Period	08/15/24 - 09/15/24
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/24	778,513,984.70	26,115
Principal Payments	21,994,172.03	424
Defaulted Receivables	94,342.00	3
Repurchased Accounts	0.00	0
Pool Balance at 08/31/24	756,425,470.67	25,688

Pool Statistics	$ Amount	# of Accounts
Pool Factor	94.80%
Prepayment ABS Speed	1.50%
Aggregate Starting Principal Balance	797,946,062.88	26,473

Delinquent Receivables:
Past Due 31-60 days	25,208,767.66	916
Past Due 61-90 days	4,654,618.38	160
Past Due 91-120 days	126,609.70	4
Past Due 121+ days	0.00	0
Total	29,989,995.74	1,080

Total 31+ Delinquent as % Ending Pool Balance	3.96%
Total 61+ Delinquent as % Ending Pool Balance	0.63%
Delinquency Trigger Occurred	NO

Recoveries	30,487.15
Aggregate Net Losses/(Gains) - August 2024	63,854.85
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.10%
Prior Net Losses/(Gains) Ratio	0.00%
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	45,385,528.24
Actual Overcollateralization	30,541,191.37
Weighted Average Contract Rate	10.81%
Weighted Average Remaining Term	64.92

Flow of Funds	$ Amount
Collections	29,079,796.07
Investment Earnings on Cash Accounts	21,452.01
Servicing Fee	(810,952.07)
Transfer to Collection Account	-
Available Funds	28,290,296.01

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	2,676,583.17
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	158,464.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	254,347.92
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Noteholders' Fourth Priority Principal Distributable Amount	-
(9) Noteholders' Fifth Priority Principal Distributable Amount	-
(10) Required Reserve Account	-
(11) Noteholders' Principal Distributable Amount	25,200,900.09
(12) Asset Representation Reviewer Amounts (in excess of 1)	-
(13) Distribution to Certificateholders	-

Total Distributions of Available Funds	28,290,296.01

Servicing Fee	810,952.07
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	610,430,000.00
Original Class B	36,710,000.00
Original Class C	57,050,000.00
Original Class D	39,900,000.00
Original Class E	29,920,000.00

Total Class A, B, C, D, & E
Note Balance @ 08/15/24	751,085,179.39
Principal Paid	25,200,900.09
Note Balance @ 09/16/24	725,884,279.30

Class A-1
Note Balance @ 08/15/24	112,075,179.39
Principal Paid	25,200,900.09
Note Balance @ 09/16/24	86,874,279.30
Note Factor @ 09/16/24	64.3513180%

Class A-2a
Note Balance @ 08/15/24	215,250,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	215,250,000.00
Note Factor @ 09/16/24	100.0000000%

Class A-2b
Note Balance @ 08/15/24	70,000,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	70,000,000.00
Note Factor @ 09/16/24	100.0000000%

Class A-3
Note Balance @ 08/15/24	190,180,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	190,180,000.00
Note Factor @ 09/16/24	100.0000000%

Class B
Note Balance @ 08/15/24	36,710,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	36,710,000.00
Note Factor @ 09/16/24	100.0000000%

Class C
Note Balance @ 08/15/24	57,050,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	57,050,000.00
Note Factor @ 09/16/24	100.0000000%

Class D
Note Balance @ 08/15/24	39,900,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	39,900,000.00
Note Factor @ 09/16/24	100.0000000%

Class E
Note Balance @ 08/15/24	29,920,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	29,920,000.00
Note Factor @ 09/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,089,395.92
Total Principal Paid	25,200,900.09
Total Paid	28,290,296.01

Class A-1
Coupon	5.54500%
Interest Paid	552,406.11
Principal Paid	25,200,900.09
Total Paid to A-1 Holders	25,753,306.20

Class A-2a
Coupon	5.37000%
Interest Paid	963,243.75
Principal Paid	0.00
Total Paid to A-2a Holders	963,243.75

Class A-2b
SOFR Rate	5.35353%
Coupon	5.97353%
Interest Paid	371,686.31
Principal Paid	0.00
Total Paid to A-2b Holders	371,686.31

Class A-3
Coupon	4.98000%
Interest Paid	789,247.00
Principal Paid	0.00
Total Paid to A-3 Holders	789,247.00

Class B
Coupon	5.18000%
Interest Paid	158,464.83
Principal Paid	0.00
Total Paid to B Holders	158,464.83

Class C
Coupon	5.35000%
Interest Paid	254,347.92
Principal Paid	0.00
Total Paid to C Holders	254,347.92

Class D
Principal Paid	0.00
Total Paid to D Holders	0.00

Class E
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.9914160
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.5588818
Total Distribution Amount	36.5502978

A-1 Interest Distribution Amount	4.0918971
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	186.6733340
Total A-1 Distribution Amount	190.7652311

A-2a Interest Distribution Amount	4.4750000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.4750000

A-2b Interest Distribution Amount	5.3098044
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	5.3098044

A-3 Interest Distribution Amount	4.1500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.1500000

B Interest Distribution Amount	4.3166666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.3166666

C Interest Distribution Amount	4.4583334
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4583334

D Principal Distribution Amount	0.0000000
Total D Distribution Amount	0.0000000

E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/24	3,989,730.31
Investment Earnings	17,736.18
Investment Earnings Paid	(17,736.18)
Deposit/(Withdrawal)	-
Balance as of 09/16/24	3,989,730.31
Change	-

Required Reserve Amount	3,989,730.31

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2024-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.